T. ROWE PRICE Target 2020 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 54.7%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  55,000 19,462 7,691 13,265,576 69,910
New Income Fund  47,311 14,587 6,485 5,707,801 55,594
International Bond Fund (USD
Hedged)  15,767 5,090 2,240 1,857,501 18,909
Emerging Markets Bond Fund  11,604 2,527 1,673 1,212,394 13,518
High Yield Fund  9,907 3,925 2,180 1,885,153 12,498
Dynamic Global Bond Fund  10,328 3,167 1,457 1,244,612 12,496
Floating Rate Fund  3,851 2,594 639 631,573 6,038
U.S. Treasury Long-Term Index
Fund  3,071 3,882 677 436,979 4,973
Total Bond Mutual Funds (Cost $187,724) 193,936
EQUITY MUTUAL FUNDS 42.2%
T. Rowe Price Funds:
Equity Index 500 Fund  43,148 9,468 25,116 273,742 27,602
Value Fund  12,081 11,445 4,847 563,371 24,608
Growth Stock Fund (2) 14,328 8,665 5,057 228,938 22,763
International Value Equity Fund  11,388 1,645 4,071 828,364 12,243
Overseas Stock Fund  10,874 1,588 3,342 961,736 11,954
International Stock Fund  10,454 1,598 3,136 537,845 11,612
Emerging Markets Stock Fund  6,477 891 2,590 121,148 6,861
Mid-Cap Growth Fund  6,205 1,058 1,863 58,220 6,723
Mid-Cap Value Fund  5,038 962 1,347 198,662 6,379
Small-Cap Stock Fund  3,600 582 1,274 61,415 4,179
New Horizons Fund (2) 4,986 971 2,230 49,213 4,083
Small-Cap Value Fund  3,178 534 1,114 70,146 4,064
Real Assets Fund  3,170 532 911 276,744 3,587
U.S. Large-Cap Core Fund  357 1,178 144 54,514 1,686
Emerging Markets Discovery
Stock Fund  59 1,313 112 98,024 1,528
Total Equity Mutual Funds (Cost $102,280) 149,872

T. ROWE PRICE Target 2020 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.1%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 10,321 25,755 25,004 11,071,622 11,072
Total Short-Term Investments (Cost $11,072) 11,072
Total Investments in Securities 100.0%
(Cost $301,076) $ 354,880
Other Assets Less Liabilities (0.0)% (158)
Net Assets 100.0% $ 354,722
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ (2) $ 458 $ 230
Emerging Markets Bond Fund (104) 1,060 544
Emerging Markets Discovery Stock Fund 4 268 10
Emerging Markets Stock Fund 512 2,083 78
Equity Index 500 Fund 6,818 102 429
Floating Rate Fund (27) 232 154
Growth Stock Fund 1,240 4,827 —
High Yield Fund (19) 846 538
International Bond Fund (USD Hedged) 69 292 259
International Stock Fund 438 2,696 125
International Value Equity Fund (190) 3,281 290
Limited Duration Inflation Focused Bond Fund 617 3,139 192
Mid-Cap Growth Fund 583 1,323 12
Mid-Cap Value Fund 167 1,726 99
New Horizons Fund 1,108 356 —
New Income Fund 473 181 1,052
Overseas Stock Fund 156 2,834 242
Real Assets Fund 17 796 79
Small-Cap Stock Fund 290 1,271 23
Small-Cap Value Fund 110 1,466 35
U.S. Large-Cap Core Fund 11 295 16
U.S. Treasury Long-Term Index Fund 685 (1,303) 54
Value Fund 718 5,929 361
U.S. Treasury Money Fund, 0.09% — — 16
Totals $ 13,674# $ 34,158 $ 4,838+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $4,784 of the net realized gain (loss).
+ Investment income comprised $4,838 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2020 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2020 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F185-054Q3 02/21